GENERAL AND ADMINISTRATION (Schedule of General And Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
GENERAL AND ADMINISTRATION
General and administration	$ 63,811	$ 55,769
Workers' participation	587	241
General and administrative subtotal	64,398	56,010
Share-based payments	11,687	8,063
Total general and administrative expense	$ 76,085	$ 64,073